Pension and Severance Plans (Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		¥ 742,204		¥ 711,077
Fair value of plan assets at end of the fiscal year		437,206		742,204
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[1]	27,956
Fair value of plan assets at end of the fiscal year	[1]	30,191		27,956
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[2]	71,606
Fair value of plan assets at end of the fiscal year	[2]	48,410		71,606
Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	97,519
Fair value of plan assets at end of the fiscal year	[3]	71,192		97,519
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	21,392
Fair value of plan assets at end of the fiscal year	[4]	22,785		21,392
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		274,749		269,745
Fair value of plan assets at end of the fiscal year		281,110		274,749
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[5]	32,749
Fair value of plan assets at end of the fiscal year	[5]	31,769		32,749
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	33,207
Fair value of plan assets at end of the fiscal year	[4]	33,569		33,207
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[6]	18,308
Fair value of plan assets at end of the fiscal year	[6]	19,334		18,308
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		120,954		113,779
Return on assets held at end of year		2,419		6,709
Purchases, sales, and settlements, net		(19,401)		466
Fair value of plan assets at end of the fiscal year		103,972		120,954
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		27,956	[1]	24,144
Return on assets held at end of year		2,649		4,428
Purchases, sales, and settlements, net		(414)		(616)
Fair value of plan assets at end of the fiscal year	[1]	30,191		27,956
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		71,606	[2]	70,204
Return on assets held at end of year		(648)		659
Purchases, sales, and settlements, net		(22,548)		743
Fair value of plan assets at end of the fiscal year	[2]	48,410		71,606
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		21,392	[4]	19,431
Return on assets held at end of year		418		1,622
Purchases, sales, and settlements, net		3,561		339
Fair value of plan assets at end of the fiscal year	[4]	25,371		21,392
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		34,583		44,008
Return on assets held at end of year		691		1,295
Purchases, sales, and settlements, net		382		(4,198)
Transfers, net				(5,417)
Other	[7]	(1,181)		(1,105)
Fair value of plan assets at end of the fiscal year		34,475		34,583
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year				5,303
Transfers, net				(5,540)
Other	[7]			237
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		22,089	[4]	25,976
Return on assets held at end of year		132		559
Purchases, sales, and settlements, net		755		(3,809)
Transfers, net				123
Other	[7]	(679)		(760)
Fair value of plan assets at end of the fiscal year	[4]	22,297		22,089
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		12,494	[6]	12,729
Return on assets held at end of year		559		736
Purchases, sales, and settlements, net		(373)		(389)
Other	[7]	(502)		(582)
Fair value of plan assets at end of the fiscal year	[6]	¥ 12,178		¥ 12,494

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily private real estate investment trusts.
[5]	Includes primarily foreign corporate debt securities.
[6]	Represents annuity contracts with or without profit sharing.
[7]	Primarily consists of translation adjustments.